Note 4 - Property, Plant and Equipment (Details) - Components of Property, Plant and Equipment (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	$ 133,595	$ 132,335		$ 184,750
Less: accumulated depreciation	(7,473)	(3,900)		(89,118)
Property, plant and equipment, net	135,003	136,166	[1]	100,391	[1]
Construction in process	8,881	7,731		4,759
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	30,089	29,946		22,370
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	38,988	38,914		63,979
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	64,518	63,475		98,401
Excluding Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 126,122	$ 128,435		$ 95,632

[1]	Long-lived assets represent property, plant and equipment, net.